Residential Loans at Amortized Cost, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Summary of Residential Loans, Net

Residential loans at amortized cost, net are comprised of the following components (in thousands):

	June 30, 2014	December 31, 2013
Residential loans, principal balance	$1,499,184	$1,542,056
Unamortized discounts and other cost basis adjustments, net(1)	(126,101)	(132,865)
Allowance for loan losses	(11,930)	(14,320)

Residential loans at amortized cost, net(2)	$1,361,153	$1,394,871

(1)	Included in unamortized discounts and other cost-basis adjustments, net is $12.4 million and $12.8 million of accrued interest receivable at June 30, 2014 and December 31, 2013, respectively.
(2)	Included in residential loans at amortized cost, net is $21.5 million and $17.2 million of unencumbered forward loans at June 30, 2014 and December 31, 2013, respectively.

Residential loans at amortized cost, net are comprised of the following types of loans (in thousands):

	December 31,
	2013	2012
Forward loans in Residual Trusts	$1,377,711	$1,475,782
Unencumbered forward loans	17,160	14,539

Residential loans at amortized cost, net	$1,394,871	$1,490,321

Residential loans at amortized cost, net are comprised of the following components (in thousands):

	December 31,
	2013	2012
Residential loans, principal balance	$1,542,056	$1,662,183
Unamortized premiums (discounts) and other cost basis adjustments, net(1)	(132,865)	(151,427)
Allowance for loan losses	(14,320)	(20,435)

Residential loans at amortized cost, net	$1,394,871	$1,490,321

(1)	Included in unamortized premiums (discounts) and other cost-basis adjustments, net is $12.8 million and $13.5 million in accrued interest receivable at December 31, 2013 and 2012, respectively.

Schedule of Purchased Residential Loans Deemed to be Credit-Impaired

The following table provides acquisition date details of residential loans acquired with evidence of credit deterioration (in thousands):

	For the Years Ended December 31,
	2013	2012
Contractually required cash flows for acquired loans at acquisition	$5,271	$6,593
Nonaccretable difference	(3,920)	(4,921)

Expected cash flows for acquired loans at acquisition	1,351	1,672
Accretable yield	—	—

Fair value at acquisition	$1,351	$1,672

Activity in Accretable Yield for Purchased Credit-Impaired Residential Loans

The table below sets forth the activity in the accretable yield for purchased credit-impaired residential loans (in thousands):

	For the Years Ended December 31,
	2013	2012
Balance at beginning of the year	$13,015	$15,294
Accretion	(2,646)	(3,004)
Reclassifications from nonaccretable difference	1,397	725

Balance at end of the year	$11,766	$13,015

Outstanding Balance and Carrying Amount of Purchased Credit-Impaired Residential Loans

The table below provides additional information about purchased credit-impaired residential loans (in thousands):

	December 31,
	2013	2012
Outstanding balance(1)	$38,282	$41,941
Carrying amount	24,677	26,340

(1)	Consists of principal and accrued interest owed to the Company as of the reporting date.

Activity in Allowance for Loan Losses on Residential Loans at Amortized Cost

The following table summarizes the activity in the allowance for loan losses on residential loans at amortized cost, net (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Balance at beginning of the period	$12,084	$19,932	$14,320	$20,435
Provision for loan losses(1)	1,521	95	517	1,821
Charge-offs, net of recoveries(2)	(1,675)	(1,721)	(2,907)	(3,950)

Balance at end of the period	$11,930	$18,306	$11,930	$18,306

(1)	Provision for loan losses is included in other expense, net on the consolidated statements of comprehensive income (loss).
(2)	Includes charge-offs recognized upon acquisition of real estate in satisfaction of residential loans of $1.0 million and $2.0 million for the three months ended June 30, 2014 and 2013, respectively, and $2.1 million and $4.0 million for the six months ended June 30, 2014 and 2013, respectively.

The following table summarizes the activity in the allowance for loan losses on residential loans at amortized cost, net (in thousands):

	For the Years Ended December 31,
	2013	2012	2011
Balance at beginning of year	$20,435	$13,824	$15,907
Provision for loan losses	1,229	13,352	6,016
Charge-offs, net of recoveries(1)	(7,344)	(6,741)	(8,099)

Balance at end of year	$14,320	$20,435	$13,824

(1)	Includes charge-offs recognized upon acquisition of real estate in satisfaction of residential loans of $7.2 million, $5.9 million and $4.7 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Schedule of Ending Balance of Allowance for Loan Losses and Recorded Investment in Residential Loans Carried at Amortized Cost by Basis of Accounting

The following table summarizes the ending balance of the allowance for loan losses and the recorded investment in residential loans at amortized cost by basis of accounting (in thousands):

	June 30, 2014	December 31, 2013
Allowance for loan losses
Loans collectively evaluated for impairment	$10,372	$13,058
Loans collectively evaluated for impairment and acquired with deteriorated credit quality	1,558	1,262

Total	$11,930	$14,320

Recorded investment in residential loans at amortized cost
Loans collectively evaluated for impairment	$1,347,883	$1,383,252
Loans collectively evaluated for impairment and acquired with deteriorated credit quality	25,200	25,939

Total	$1,373,083	$1,409,191

The following table summarizes the ending balance of the allowance for loan losses and the recorded investment in residential loans at amortized cost by basis of accounting (in thousands):

	December 31,
	2013	2012
Allowance for loan losses
Loans collectively evaluated for impairment	$13,058	$19,408
Loans collectively evaluated for impairment and acquired with deteriorated credit quality	1,262	1,027

Total	$14,320	$20,435

Recorded investment in residential loans at amortized cost
Loans collectively evaluated for impairment	$1,383,252	$1,483,389
Loans collectively evaluated for impairment and acquired with deteriorated credit quality	25,939	27,367

Total	$1,409,191	$1,510,756

Aging of Past Due Residential Loans Portfolio Accounted for Amortized Cost

The following table presents the aging of the residential loan portfolio accounted for at amortized cost, net (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due(1)	Current(2)	Total Residential Loans	Non- Accrual Loans
Recorded investment in residential loans at amortized cost
June 30, 2014	$22,876	$8,901	$51,516	$83,293	$1,289,790	$1,373,083	$51,516
December 31, 2013	18,798	7,186	54,836	80,820	1,328,371	1,409,191	54,836

(1)	Balances represent non-performing loans for the credit quality profile.
(2)	Balances represent performing loans for the credit quality profile.

The following table presents the aging of the residential loan portfolio accounted for at amortized cost, net (in thousands):

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Residential Loans	Non- Accrual Loans
Recorded investment in residential loans at amortized cost
December 31, 2013	$18,798	$7,186	$54,836	$80,820	$1,328,371	$1,409,191	$54,836
December 31, 2012	23,543	13,215	66,623	103,381	1,407,375	1,510,756	66,623

Recorded Investment in Residential Loans Accounted for Amortized Cost by Credit Quality Indicator

The following table presents the recorded investment in residential loans accounted for at amortized cost by credit quality indicator (in thousands):

	December 31,
	2013	2012
Performing	$1,328,371	$1,407,375
Non-performing	80,820	103,381

Total	$1,409,191	$1,510,756